SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Shares upon exercise of options outstanding as of December 31, 2019	1,134,256	1,453,741	1,736,143	2,189,297
Weighted average remaining contractual life	2 years 8 months 1 day
Shares upon exercise of options exercisable as of December 31, 2019	1,065,498	1,240,005	1,281,665
$23.31-27.58 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 23.31
Exercise Prices, maximum	$ 27.58
Shares upon exercise of options outstanding as of December 31, 2019	49,500
Weighted average remaining contractual life	1 year 7 months 28 days
Shares upon exercise of options exercisable as of December 31, 2019	49,500
$15.2-17.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 15.2
Exercise Prices, maximum	$ 17.07
Shares upon exercise of options outstanding as of December 31, 2019	46,936
Weighted average remaining contractual life	1 year 7 days
Shares upon exercise of options exercisable as of December 31, 2019	46,936
$10.0-14.68 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 10.0
Exercise Prices, maximum	$ 14.68
Shares upon exercise of options outstanding as of December 31, 2019	140,150
Weighted average remaining contractual life	2 years 8 months 26 days
Shares upon exercise of options exercisable as of December 31, 2019	140,150
$5.01-9.7 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.01
Exercise Prices, maximum	$ 9.7
Shares upon exercise of options outstanding as of December 31, 2019	360,605
Weighted average remaining contractual life	2 years 3 months 7 days
Shares upon exercise of options exercisable as of December 31, 2019	319,253
$0.1-4.95 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.1
Exercise Prices, maximum	$ 4.95
Shares upon exercise of options outstanding as of December 31, 2019	537,065
Weighted average remaining contractual life	3 years 1 month 28 days
Shares upon exercise of options exercisable as of December 31, 2019	509,659